SHARE CAPITAL AND SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As at December 31, 2017 and 2016, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2017	2016
150,000,000 (2016: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2017	2016
101,118,289 (2016: 101,080,673) outstanding issued common shares of $1.00 each	101,119	101,081

Weighted average assumptions used
The weighted average assumptions as at grant date are noted in the table below:

	2017	2016	2015
Risk free interest rate	1.8%	1.8%	1.8%
Expected volatility of common stock	54.5%	55.0%	53.1%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term of options (in years)	3.8 years	5.0 years	5.0 years

Summary of stock option activity
A summary of option activity as at December 31, 2017 is presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2016	3,835	$39.81	3.9
Exercised during the year	(20)	$2.98
Forfeited during the year	(238)	$40.58
Granted during the year	440	$22.98
Options outstanding at December 31, 2017	4,017	$37.92	3.0

Options exercisable at:
December 31, 2017	1,139	$37.92	2.53
December 31, 2016	108	$2.84	0.83
December 31, 2015	190	$3.97	0.87